Retirement Benefit Plans - Reconciliation of Beginning and Ending Balances of Foreign Pension Plan Assets Measured at Fair Value (Detail) - Foreign Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Fair Values of Plan Assets [Line Items]
Plan assets at fair market value - beginning of year	$ 756.7	$ 665.2
Translation gain	(23.0)	52.8
Plan assets at fair market value - end of year	821.2	756.7
Fair Value Inputs Level 3 [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Plan assets at fair market value - beginning of year	145.3
Gain on assets sold	0.7
Change in fair value of assets	7.0
Net purchases and sales	11.9
Translation gain	(4.3)
Plan assets at fair market value - end of year	$ 160.6	$ 145.3